Cash Generated from Operations - Summary of Significant Transactions not Affecting Cash Flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Reclassification of the current portion of borrowings	₩ 1,149,599	₩ 1,416,066	₩ 1,617,175
Reclassification of construction-in-progress to property and equipment	1,988,014	2,686,591	2,212,324
Reclassification of accounts payable from property and equipment	122,185	225,601	91,407
Reclassification of accounts payable from intangible assets	584,595	(227,108)	668,564
Reclassification of payable from defined benefit liability	(31,838)	36,209	5,746
Reclassification of payable from plan assets	₩ (9,497)	₩ 43,035	₩ (9,731)